Goodwill and intangible assets - Intangible Assets by Business Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets [Roll Forward]
Beginning Balance	$ 3,220	$ 3,411
Amortization	(117)	(180)	$ (209)
Foreign currency translation	4	(11)
Ending Balance	3,107	3,220	3,411
Investment Services
Intangible Assets [Roll Forward]
Beginning Balance	758	888
Amortization	(80)	(129)
Foreign currency translation	0	(1)
Ending Balance	678	758	888
Investment Management
Intangible Assets [Roll Forward]
Beginning Balance	1,613	1,674
Amortization	(37)	(51)
Foreign currency translation	4	(10)
Ending Balance	1,580	1,613	1,674
Other
Intangible Assets [Roll Forward]
Beginning Balance	849	849
Amortization	0	0
Foreign currency translation	0	0
Ending Balance	$ 849	$ 849	$ 849